S000082197 [Member] Investment Objectives and Goals - iShares LifePath Retirement ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares LifePath Retirement ETF Ticker: IRTRStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares LifePath Retirement ETF (the “Retirement Fund” or the “Fund”) seeks to provide exposure to a conservative, broad portfolio of ETFs covering global asset classes.